Subsequent Events (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	May 31, 2024	Mar. 31, 2024	Mar. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent event
Short-term loan				¥ 400,000
Exercise price of stock options				¥ 867	¥ 865	¥ 857
Subsequent Event
Subsequent event
Short-term loan			¥ 200,000
Short-term loan refinanced	¥ 200,000		¥ 300,000
Interest rate	1.475%
Subsequent Event | Stock options | Employees
Subsequent event
Number of shares exercised		55,850
Amount received for the shares exercised		¥ 8,101
Subsequent Event | Fifth series of stock options | Employees
Subsequent event
Exercise price of stock options		¥ 400
Subsequent Event | Ninth series of stock options | Employees
Subsequent event
Exercise price of stock options		¥ 128
Subsequent Event | TIBOR
Subsequent event
Interest rate			1.20%